Risk Management - Foreign currency risk exposure of financial instruments in foreign currency (Details) € in Millions, ₩ in Millions, ¥ in Millions, ¥ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 EUR (€)
Won equivalent | Total Asset
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		₩ 73,645,822					₩ 69,307,030
Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		14,629,293					14,310,484
Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		1,572,891					2,065,336
Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		49,125,031					45,466,998
Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		6,763,137					5,493,352
Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		1,555,470					1,970,860
Won equivalent | Total Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		80,516,300					76,302,863
Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		167,251					1,065,372
Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		50,986,169					46,193,459
Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		16,921,778					15,940,416
Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		7,431,448					6,480,546
Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		5,009,654					6,623,070
Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		16,749,532					12,339,713
USD | Foreign currency | Total Asset
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	$ 35,137					$ 38,246
USD | Foreign currency | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	8,258					8,540
USD | Foreign currency | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	887					884
USD | Foreign currency | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	21,637					24,463
USD | Foreign currency | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	3,588					3,136
USD | Foreign currency | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	767					1,223
USD | Foreign currency | Total Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	38,693					41,910
USD | Foreign currency | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	112					350
USD | Foreign currency | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	23,607					23,962
USD | Foreign currency | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	8,302					9,339
USD | Foreign currency | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	4,549					4,811
USD | Foreign currency | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	2,123					3,448
USD | Foreign currency | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts | $	$ 9,109					$ 7,748
USD | Won equivalent | Total Asset
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		51,620,552					49,315,295
USD | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		12,139,283					11,011,576
USD | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		1,304,438					1,140,110
USD | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		31,775,374					31,542,764
USD | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		5,274,144					4,044,155
USD | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		1,127,313					1,576,690
USD | Won equivalent | Total Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		56,878,737					54,037,955
USD | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		164,400					451,700
USD | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		34,702,743					30,896,247
USD | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		12,203,906					12,041,139
USD | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		6,687,333					6,202,675
USD | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		3,120,355					4,446,194
USD | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		13,390,339					9,990,349
JPY | Foreign currency | Total Asset
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			¥ 187,272					¥ 296,303
JPY | Foreign currency | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			80,851					108,421
JPY | Foreign currency | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			1,836					49,640
JPY | Foreign currency | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			104,585					138,242
JPY | Foreign currency | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			0					0
JPY | Foreign currency | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			0					0
JPY | Foreign currency | Total Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			327,713					400,901
JPY | Foreign currency | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			36					23,806
JPY | Foreign currency | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			250,528					279,377
JPY | Foreign currency | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			56,465					70,741
JPY | Foreign currency | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			0					0
JPY | Foreign currency | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			20,684					26,977
JPY | Foreign currency | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts | ¥			¥ 23,905					¥ 30,143
JPY | Won equivalent | Total Asset
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		1,753,766					2,704,240
JPY | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		757,154					989,519
JPY | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		17,190					453,047
JPY | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		979,422					1,261,674
JPY | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		0					0
JPY | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		0					0
JPY | Won equivalent | Total Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		3,068,966					3,658,852
JPY | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		334					217,266
JPY | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		2,346,146					2,549,759
JPY | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		528,785					645,621
JPY | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		0					0
JPY | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		193,701					246,206
JPY | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		223,864					275,101
CNY | Foreign currency | Total Asset
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				¥ 32,093					¥ 36,413
CNY | Foreign currency | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				1,331					1,377
CNY | Foreign currency | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				16					0
CNY | Foreign currency | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				26,856					30,536
CNY | Foreign currency | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				2,910					3,882
CNY | Foreign currency | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				980					618
CNY | Foreign currency | Total Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				31,531					32,572
CNY | Foreign currency | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				0					0
CNY | Foreign currency | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				27,301					23,162
CNY | Foreign currency | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				110					1,658
CNY | Foreign currency | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				0					0
CNY | Foreign currency | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				4,120					7,752
CNY | Foreign currency | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts | ¥				¥ 1,702					¥ 2,043
CNY | Won equivalent | Total Asset
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		6,459,301					6,584,817
CNY | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		267,802					248,965
CNY | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		3,318					0
CNY | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		5,405,371					5,522,075
CNY | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		585,622					701,938
CNY | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		197,188					111,839
CNY | Won equivalent | Total Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		6,346,325					5,890,394
CNY | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		0					0
CNY | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		5,494,893					4,188,690
CNY | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		22,235					299,748
CNY | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		0					0
CNY | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		829,197					1,401,956
CNY | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		342,576					369,483
EUR | Foreign currency | Total Asset
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					€ 2,656					€ 2,786
EUR | Foreign currency | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					223					641
EUR | Foreign currency | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					149					280
EUR | Foreign currency | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					2,211					1,791
EUR | Foreign currency | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					37					6
EUR | Foreign currency | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					36					68
EUR | Foreign currency | Total Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					3,009					2,850
EUR | Foreign currency | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					1					209
EUR | Foreign currency | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					2,024					2,122
EUR | Foreign currency | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					545					225
EUR | Foreign currency | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					195					195
EUR | Foreign currency | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					244					99
EUR | Foreign currency | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts | €					€ 841					€ 796
EUR | Won equivalent | Total Asset
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		4,060,739					3,975,627
EUR | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		341,326					914,960
EUR | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		227,858					399,828
EUR | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		3,380,628					2,554,897
EUR | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		55,853					8,549
EUR | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		55,074					97,393
EUR | Won equivalent | Total Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		4,599,774					4,065,846
EUR | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		1,766					297,521
EUR | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		3,094,378					3,027,521
EUR | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		832,661					321,529
EUR | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		297,766					277,871
EUR | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		373,203					141,404
EUR | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		1,286,110					1,135,845
Others | Won equivalent | Total Asset
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		9,751,464					6,727,051
Others | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		1,123,728					1,145,464
Others | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		20,087					72,351
Others | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		7,584,236					4,585,588
Others | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		847,518					738,710
Others | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		175,895					184,938
Others | Won equivalent | Total Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		9,622,498					8,649,816
Others | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		751					98,885
Others | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		5,348,009					5,531,242
Others | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		3,334,191					2,632,379
Others | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		446,349					0
Others | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		493,198					387,310
Others | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		₩ 1,506,643					₩ 568,935